Note 12 - Income Taxes: Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2017	Sep. 30, 2016	Sep. 30, 2015
Details
Statutory Federal income tax rate			35.00%	35.00%
Effective Income Tax Rate Reconciliation at Federal Statutory Income Tax Rate, Amount			$ (989,179)	$ (1,530,000)
Effective Income Tax Rate Reconciliation, Other Reconciling Items, Amount			150,413	27,000
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Amount			(7,036)	(105,000)
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Amount			739,681	$ 1,608,000
Effective Income Tax Rate Reconciliation, Other Adjustments, Amount			37,136
Income tax benefit	$ 11,632	$ 32,632	$ (68,985)